Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Spyglass Growth Fund
Class Name	Institutional Shares
Trading Symbol	SPYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spyglass Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spygx.com/fund-documents/. You can also request this information by contacting us at 1-888-878-5680.
Additional Information Phone Number	1-888-878-5680
Additional Information Website	https://spygx.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$50	1.00%
[1]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 890,018,412
Holdings Count | $ / shares	25
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$890,018,412
Number of Holdings	25
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top Sectors *	(% of Net Assets)
Information Technology	34.6%
Financials	22.2%
Health Care	15.7%
Consumer Discretionary	12.0%
Industrials	11.1%
Real Estate	3.8%
Cash & Other	0.6%

Top 10 Holdings	(% of Net Assets)
Affirm Holdings, Inc.	7.1%
Snowflake, Inc. - Class A	6.6%
Shift4 Payments, Inc. - Class A	6.0%
AppLovin Corp. - Class A	5.2%
API Group Corp.	5.0%
Robinhood Markets, Inc. - Class A	5.0%
MongoDB, Inc.	4.3%
Exact Sciences Corp.	4.2%
Kinsale Capital Group, Inc.	4.1%
Medpace Holdings, Inc.	4.1%
[2]
Updated Prospectus Web Address	https://spygx.com/fund-documents/

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.